Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of estimated useful lives
Mining equipment	Straight-line over five years
Computer equipment and software	Straight-line over one year
Vehicles	Straight-line over five to ten years
Office equipment	Straight-line over three years